Operating costs and other operating income - Summary of sales and marketing expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Total sales and marketing expenses	€ (17,193)	€ (5,676)	€ (3,480)
Personnel costs [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total sales and marketing expenses	(6,561)	(2,997)	(1,693)
Depreciation [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total sales and marketing expenses	(4,475)	(113)	(59)
External outsourcing costs [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total sales and marketing expenses	(2,813)	(1,776)	(1,267)
Professional fees [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total sales and marketing expenses	(904)	(131)	(99)
Other operating expenses [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total sales and marketing expenses	€ (2,440)	€ (659)	€ (363)